Accounting policies (Details) - Schedule of exchange rates to convert the financial statements	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 23, 2021	Dec. 22, 2021
Schedule of exchange rates to convert the financial statements [Abstract]
Spot rate			1.1326		1.1301
Average rate	1.1358	1.1478	1.1827	1.1319